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Oppenheimer Cash Reserves
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6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.7048

Statement of Additional Information dated November 28, 2000,
Revised August 31, 2001

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated November 28, 2000, as supplemented from time to time.  It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services,
at P.O. Box 5270, Denver, Colorado 80217, by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the
OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund

About Your Account

Financial Information About the Fund

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A B O U T  T H E  F U N D
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Additional Information About the Fund's Investment Policies and Risks

The investment objective and the principal investment policies of the Fund are described in the Prospectus.  This Statement of Additional Information
contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc. will select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The Fund's objective is to seek the maximum current income that is consistent with stability of principal.  The Fund will not make investments with the objective of seeking capital growth.  However, the value of the securities held by the Fund may be affected by changes in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Fund since the Fund does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Fund may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Fund may also do so to generate cash to satisfy redemptions of Fund shares. In such cases, the
Fund may realize a capital gain or loss on the security.

      o  Ratings of Securities -- Portfolio Quality, Maturity and
Diversification.  Under Rule 2a-7 of the Investment Company Act, the Fund
uses the amortized cost method to value its portfolio securities to determine the Fund's net asset value per share.  Rule 2a-7 places restrictions on a money market fund's investments.  Under that Rule, the Fund may purchase only those securities that the Manager, under Board-approved procedures, has determined have minimal credit risks and are "Eligible Securities."  The rating restrictions described in the Prospectus and this Statement of
Additional Information do not apply to banks in which the Fund's cash is kept.

      An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations."  That term is defined in Rule 2a-7 and they are referred to as "Rating Organizations" in this Statement of
Additional Information. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization.  An unrated security that is judged by the
Manager to be of comparable quality to Eligible Securities rated by Rating
Organizations may also be an "Eligible Security."

      Rule 2a-7 permits the Fund to purchase any number of "First Tier
Securities."  These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two
Rating Organizations.  If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that
Rating Organization.  Comparable unrated securities may also be First Tier
Securities.

      Under Rule 2a-7, the Fund may invest only up to 5% of its total assets in "Second Tier Securities."  Those are Eligible Securities that are not
"First Tier Securities."  In addition, the Fund may not invest more than:
o     5% of its total assets in the securities of any one issuer (other than the U.S. government, its agencies or instrumentalities) or
o     1% of its total assets or $1 million (whichever is greater) in Second
      Tier Securities of any one issuer.

      Under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. The Board regularly reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.

      If a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk.  If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk.  If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier
Security or rated an unrated security below its second highest rating category, the Fund's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it.  If the Fund disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade.  If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in the best interests of the Fund to dispose of the security.

      The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the Securities and Exchange Commission are Standard & Poor's Ratings Services, Moody's Investors Service, Inc.,
Fitch, Inc., and Thomson BankWatch, Inc.  Appendix A to this Statement of
Additional Information contains descriptions of the rating categories of those Rating Organizations.  Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above.

      o  U.S. Government Securities.  U.S. government securities are obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.  They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities).  All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing
Administration, Farmers Home Administration, Export-Import Bank of the United
States, Small Business Administration, Government National Mortgage
Association, General Services Administration, Bank for Cooperatives, Federal
Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate
Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always backed by the full faith and credit of the
United States.  Some, such as securities issued by the Federal National
Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury.  Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are
supported only by the credit of the instrumentality and not by the Treasury.
If the securities are not backed by the full faith and credit of the United
States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the
United States if the issuing agency or instrumentality does not meet its commitment.

      Among the U.S. government securities that may be purchased by the Fund are "mortgage-backed securities" of Fannie Mae, Government National Mortgage
Association ("Ginnie Mae") and Freddie Mac.  Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States.  These mortgage-backed securities include
"pass-through" securities and "participation certificates."  Both types of securities are similar, in that they represent pools of mortgages that are assembled by a vendor who sells interests in the pool.  Payments of principal and interest by individual mortgagors are passed through to the holders of the interests in the pool.  Another type of mortgage-backed security is the
"collateralized mortgage obligation."  It is similar to a conventional bond and is secured by groups of individual mortgages.

      o  Time Deposits and Other Bank Obligations.  The types of "banks"
whose securities the Fund may buy include commercial banks, savings banks, and savings and loan associations, which may or may not be members of the
Federal Deposit Insurance Corporation.  The Fund may also buy securities of
"foreign banks" that are:
o     foreign branches of U.S. banks ( which may be issuers of "Eurodollar"
            money market instruments),
o     U.S. branches and agencies of foreign banks (which may be issuers of
            "Yankee dollar" instruments), or
o     foreign branches of foreign banks.

      The Fund may invest in fixed time deposits.  These are non-negotiable deposits in a bank for a specified period of time at a stated interest rate.
They may or may not be subject to withdrawal penalties.  However, the Fund's investments in time deposits that are subject to penalties (other than time deposits maturing in less than 7 days) are subject to the 10% investment limitation for investing in illiquid securities, set forth in "Illiquid and
Restricted Securities" in the Prospectus.  The Fund will buy bank obligations only from a domestic bank with total assets of at least $2.0 billion or from a foreign bank with total assets of at least $30.0 billion.  Those asset requirements apply only at the time the obligations are acquired.

      o  Insured Bank Obligations.  The Federal Deposit Insurance Corporation
("FDIC") insures the deposits of banks and savings and loan associations up to $100,000 per investor.  Within the limits set forth in the Prospectus, the
Fund may purchase bank obligations that are fully insured as to principal by the FDIC.  To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank.  If the principal amount and accrued interest together exceed $100,000, then the accrued interest in excess of that $100,000 will not be insured.

      o  Bank Loan Participation Agreements.  The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.
Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

      o  Asset-Backed Securities.  These securities, issued by trusts and special purpose corporations, are backed by pools of assets, primarily automobile and credit-card receivables and home equity loans.  They pass through the payments on the underlying obligations to the security holders
(less servicing fees paid to the originator or fees for any credit enhancement).  The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted.  If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

      The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-backed securities.  However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

      o  Repurchase Agreements.  In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.
An approved vendor may be a U.S. commercial bank, the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government securities.  These entities must meet the credit requirements set forth by the Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  The Fund will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

      Repurchase agreements are considered "loans" under the Investment
Company Act, collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.
Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Other Investment Strategies

      o  Floating Rate/Variable Rate Obligations.  The Fund may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.
The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of not less than one year.  Some variable rate or floating rate obligations in which the Fund may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding
397 days. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts in a note.
The amount may change daily without penalty, pursuant to direct arrangements between the Fund, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Fund may invest in obligations that are not rated only if the Manager determines at the time of investment that the obligations are of comparable quality to the other obligations in which the
Fund may invest.  The Manager, on behalf of the Fund, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio on an ongoing basis.

      o  Loans of Portfolio Securities.  To attempt to increase its income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions.  These loans are limited to not more than 25% of the value of the Fund's total assets and are subject to other conditions described below.  There are some risks in lending securities.  The Fund could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.  The Fund presently does not intend to lend its securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Fund's total assets.

      The Fund must receive collateral for a loan.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit,
U.S. government securities or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  Such terms and the issuing bank must be satisfactory to the Fund.

      When it lends securities, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan.  It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian bank, administrative or other fees the Fund pays in connection with the loan.  The
Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees.

      The Fund will not lend its portfolio securities to any officer,
Trustee, employee or affiliate of the Fund or its Manager.  The terms of the
Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days notice or in time to vote on any important matter.

      o  Illiquid and Restricted Securities.  Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.
A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities
Act of 1933.

      Illiquid securities the Fund can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Fund at a time when such sale would be desirable. Illiquid securities include repurchase agreements maturing in more than 7 days, or certain participation interests other than those with puts exercisable within 7 days.

      There are restricted securities that are not illiquid that the Fund can buy.  They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are not related to current transactions of the issuer and therefore are not exempt from registration as commercial paper.

Investment Restrictions

         o  What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.
      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such.  The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      o  Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund:

o     The Fund cannot invest in commodities or commodity contracts;

o     The Fund cannot invest in real estate; however, the Fund may purchase debt securities issued by companies which invest in real estate or interests therein;

o     The Fund  cannot  purchase  securities  on margin or make short sales of securities;

o     The Fund  cannot  invest in or hold  securities  of any  issuer if those
officers   and   trustees  or  directors  of  the  Fund  or  its  Manager  who beneficially  own  individually  more than1/2of 1% of the  securities  of such issuer together own more than 5% of the securities of such issuer;

o     The Fund cannot underwrite securities of other companies except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in connection with the disposition of portfolio securities;

o     The Fund cannot  invest more than 5% of its total  assets in  securities of  companies  that  have  operated  less  than  three  years,  including  the operations of predecessors;

o     The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations;

o     With respect to 75% of its assets, the Fund cannot purchase securities issued or guaranteed by any one issuer (except the U.S. Government or its agencies or instrumentalities), if more than 5% of the Fund's total assets would be invested in securities of that issuer or Fund would then own more than 10% of that issuer's voting securities;

o     The Fund cannot concentrate investments to the extent of 25% of its assets in any industry; except for obligations of foreign banks or foreign branches of domestic banks, time deposits, other bank obligations and U.S.
government securities as described in the Prospectus and Statement of
Additional Information;

o     The Fund cannot make loans, except that the Fund may purchase debt instruments and repurchase agreements as described in the Prospectus and
Statement of Additional Information, and the Fund may lend its portfolio securities as described under "Loans of Portfolio Securities" in the
Statement of Additional Information; or

o     The Fund cannot borrow money in excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Fund may be pledged, mortgaged or assigned to secure a debt.
      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

|X|   Does the Fund Have Additional Restrictions That Are Not "Fundamental"
Policies?
      The Fund has additional operating policies that are not "fundamental,"
and which can be changed by the Board of Trustees without shareholder approval.

      The Fund cannot invest in securities of other investment companies, except if it acquires them as part of a merger, consolidation or acquisition of assets.

      For purposes of the Fund's policy not to concentrate its investments in securities of issuers, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

      This Statement of Additional Information and the Prospectus have been revised and supplemented, respectively, to reflect changes to various fundamental policies as approved by shareholders at a meeting of the Fund held on February 2, 2001.

How the Fund Is Managed

Organization and History.  The Fund is an open-end diversified management company organized as a Massachusetts business trust in 1988, with an unlimited number of authorized shares of beneficial interest.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law.  The
Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.
      o  Classes of Shares.  The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes.  The Board has done so, and the Fund currently has four classes of shares: Class A, Class B, Class C and Class N shares.  All classes invest in the same investment portfolio.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
      o  may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares of each class are freely transferable.  Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  There are no preemptive or conversion rights and shares participate equally in the assets of the Fund upon liquidation.

      The Trustees are authorized to create new series and classes of shares.  The Trustees may reclassify unissued shares of the Fund's series or classes into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      |X|   Meetings of Shareholders.  As a Massachusetts business trust, the
Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders.  The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense.  The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less,
The Trustees may take such other action as is permitted under the Investment
Company Act.

      o  Shareholder and Trustee Liability.  The Trust's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's or the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a
"partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner"
of the Fund's parent Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under the
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. The Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund.  The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below.  Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company
Act. All of the Trustees are trustees or directors of the following
Denver-based Oppenheimer funds1:.
Oppenheimer Cash Reserves             Oppenheimer Select Managers
Oppenheimer Champion Income Fund      Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund       Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund           Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund   Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds           Panorama Series Fund, Inc.
Oppenheimer  Limited-Term  Government
Fund                                  Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.   Centennial California Tax Exempt Trust
Oppenheimer  Main Street  Opportunity
Fund                                  Centennial Government Trust
Oppenheimer  Main  Street  Small  Cap
Fund                                  Centennial Money Market Trust
Oppenheimer Municipal Fund            Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund           Centennial Tax Exempt Trust

      Messrs. Bishop, Donohue, Farrar, Wixted and Zack, who are officers of the Fund, respectively hold the same offices with the other Denver-based
Oppenheimer funds as with the Fund.  As of November 1, 2000, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed below. Mr. Donohue, is a trustee of that plan.

James C. Swain*, Chairman, Chief Executive Officer and Trustee, Age: 67.
6803 South Tucson Way, Englewood, Colorado 80112
Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager and Chairman of the Board of Shareholder Services,
Inc.

William L. Armstrong, Trustee, Age: 63.
6803 South Tucson Way, Englewood, Colorado 80112

Chairman of the following private mortgage banking companies: Cherry Creek
Mortgage Company (since 1991), Centennial State Mortgage Company (since
1994), The El Paso Mortgage Company (since 1993), Transland Financial
Services, Inc. (since 1997), and Ambassador Media Corporation (since 1984);
Chairman of the following private companies: Frontier Real Estate, Inc.
(residential real estate brokerage) (since 1994), Frontier Title (title insurance agency) (since 1995) and Great Frontier Insurance (insurance agency) (since 1995); Director of the following public companies: Storage
Technology Corporation (computer equipment company) (since 1991), Helmerich &
Payne, Inc. (oil and gas drilling/production company) (since 1992),
UNUMProvident (insurance company) (since 1991); formerly Director of the following public companies: International Family Entertainment (television channel) (1991 - 1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991 - 1995).

Robert G. Avis*, Trustee, Age: 69.
6803 South Tucson Way, Englewood, Colorado 80112

Director and President of A.G. Edwards Capital, Inc. (General Partner of
private equity funds), formerly, until March 2000, Chairman, President and
Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly, until March
1999, Vice Chairman and Director of A.G. Edwards and Vice Chairman of A.G.
Edwards & Sons, Inc. (its brokerage company subsidiary); until March 1999,
Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management
(investment advisor); until March 2000, a Director of A.G. Edwards & Sons and
A.G. Edwards Trust Company.

George C. Bowen, Trustee, Age: 64.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly (until April 1999) Mr. Bowen held the following positions: Senior
Vice President (from September 1987) and Treasurer (from March 1985) of the
Manager; Vice President (from June 1983) and Treasurer (from March 1985) of
OppenheimerFunds, Distributor, Inc., a subsidiary of the Manager and the
Fund's Distributor; Senior Vice President (from February 1992), Treasurer
(from July 1991) Assistant Secretary and a director (from December 1991) of
Centennial Asset Management Corporation; Vice President (from October 1989)
and Treasurer (from April 1986) of HarbourView Asset Management Corporation;
President, Treasurer and a director of Centennial Capital Corporation (from
June 1989); Vice President and Treasurer (from August 1978) and Secretary
(from April 1981) of Shareholder Services, Inc.; Vice President, Treasurer
and Secretary of Shareholder Financial Services, Inc. (from November 1989);
Assistant Treasurer of Oppenheimer Acquisition Corp. (from March 1998);
Treasurer of Oppenheimer Partnership Holdings, Inc. (from November 1989);
Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (from
July 1996); Treasurer of OppenheimerFunds International Ltd. and Oppenheimer
Millennium Funds plc (from October 1997).

Edward L. Cameron, Trustee, Age: 62.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly (from 1974-1999) a partner with PricewaterhouseCoopers LLC (an accounting firm) and Chairman, Price Waterhouse LLP Global Investment management Industry Services Group (from 1994-1998).

Jon S. Fossel, Trustee, Age: 58.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly (until October 1990) Chairman and a director of the Manager,
President and a director of Oppenheimer Acquisition Corp., the Manager's parent holding company, and Shareholder Services, Inc. and Shareholder
Financial Services, Inc., transfer agent subsidiaries of the Manager.

Sam Freedman, Trustee, Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly (until October 1994) Chairman and Chief Executive Officer of
OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of
Shareholder Services, Inc., Chairman, Chief Executive Officer and director of
Shareholder Financial Services, Inc., Vice President and director of
Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski, Trustee, Age: 71.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly a director of Wave Technologies International, Inc. (a computer products training company), self-employed consultant (securities matters).

C. Howard Kast, Trustee, Age: 78.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).
Robert M. Kirchner, Trustee, Age: 79.

6803 South Tucson Way, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

F. William Marshall, Jr., Trustee Age: 58.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly (until 1999) Chairman of SIS & Family Bank, F.S.B. (formerly SIS
Bank); President, Chief Executive Officer and Director of SIS Bankcorp., Inc.
and SIS Bank (formerly Springfield Institution for Savings) (1993-1999);
Executive Vice President (until 1999) of Peoples Heritage Financial Group,
Inc.; Chairman and Chief Executive Office of Bank of Ireland First Holdings,
Inc. and First New Hampshire Banks (1990-1993); Trustee (since 1996) of
MassMutual Institutional Funds and of MML Series Investment Fund (open-end investment companies).

Carol E. Wolf, Vice President and Portfolio Manager, Age: 48
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President of the Manager (since June 2000); an officer and portfolio manager of other Oppenheimer funds; formerly Vice President of the
Manager (June 1990 - June 2000).

Barry D. Weiss, Vice President and Portfolio Manager, Age: 37
6803 South Tucson Way, Englewood, Colorado 80112
Vice President (since June 2001) of the Manager; an officer and portfolio manager of other Oppenheimer funds; formerly Senior Credit Analyst of the
Manager (February 2000-June 2001); formerly Associate Director, Fitch IBCA
Inc. (April 1998-February 2000); formerly News Director, Fitch Investors
Service (September 1996-April 1998); formerly Senior Budget Analyst, City of
New York, Office of Management & Budget (February 1990-September 1996).

Andrew J. Donohue, Vice President and Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President (since January 1993), General Counsel (since October
1991) and a director (since September 1995) of the Manager; Executive Vice
President and General Counsel (since September 1993) and a director (since
January 1992) of the Distributor; Executive Vice President, General Counsel
and a director (since September 1995) of HarbourView Asset Management
Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc.
and Oppenheimer Partnership Holdings, Inc., and of OFI Private Investments,
Inc. (since March 2000), and of Oppenheimer Trust Company (since May 2000);
President and a director of Centennial Asset Management Corporation (since
September 1995) and of Oppenheimer Real Asset Management, Inc. (since July
1996); General Counsel (since May 1996) and Secretary (since April 1997) of
Oppenheimer Acquisition Corporation; Vice President and a director (since
September 1997) of OppenheimerFunds International Ltd. and Oppenheimer
Millennium Funds plc; a director (since April 2000) of OppenheimerFunds
Legacy Program, a charitable trust program sponsored by the Manager and of
Trinity Investment Management Corporation (since March 2000); an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer, Principal Financial and Accounting Officer, Age:
41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since March 1999) of HarbourView Asset Management Corporation,
Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings,
Inc., and of OFI Private Investments, Inc. (since March 2000) and of
OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc
(since May 2000); Treasurer (since May 2000) of Oppenheimer Trust Company;
Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corporation and of Centennial Asset Management Corporation; an officer of other
Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers
Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice
President and Chief Financial Officer of CS First Boston Investment
Management Corp. (September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate General Counsel (since
May 1981) of the Manager, Assistant Secretary of Shareholder Services, Inc.
(since May 1985), Shareholder Financial Services, Inc. (since November 1989);
OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc
(since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund
Controller for the Manager.
Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996);
Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997);
an officer of other Oppenheimer Funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund
Controller for the Manager.

      o  Remuneration of Trustees.  The officers of the Fund and Mr. Swain are affiliated with the Manager and receive no salary or fee from the Fund
The remaining Trustees of the Fund received the compensation shown below.
The compensation from the Fund was paid during its fiscal year ended July 31,
2000.  The compensation from all of the Denver-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee or member of a committee of the Board during the calendar year 1999. Messrs.
Armstrong, Cameron and Marshall were not Trustees during the calendar year
1999 or during the Fund's most recent fiscal year end.

-----------------------------------------------------------------------------

                                                       Total Compensation
                                                     from all Denver-Based
                             Aggregate Compensation    Oppenheimer Funds
Trustee's Name and Position        from Fund              (38 Funds)1

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Robert G. Avis                        $168                  $67,998
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
George Bowen                          $100                  $23,879
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Jon. S. Fossel
  Review Committee Member             $174                  $66,586
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Sam Freedman
  Chairman, Review
  Committee                           $187                  $73,998
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Raymond J. Kalinowski                 $173                  $73,248
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
C. Howard Kast                        $202                  $78,873
  Chairman, Audit Committee
  and Review Committee
  Member and
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Robert M. Kirchner                    $178                  $69,248
  Audit Committee Member
-----------------------------------------------------------------------------
  * Effective July 1, 2000 William A. Baker and Ned M. Steel resigned as
  Trustees of the Fund and subsequently became Trustees Emeritus of the Fund.
  For the fiscal year ended July 31, 2000 Messrs. Baker and Steel each received $147 aggregate compensation from the Fund and for the calendar year ended December 31, 1999, they each received $67,998 total compensation from all Denver-based Oppenheimer funds.
1.    For the 1999 calendar year.

      o  Deferred Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee.  The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under this plan will not materially affect the Fund's assets, liabilities or net income per share.  This plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.

      o  Major Shareholders.  As of November 1, 2000 no person owned of record or was known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
You can obtain information about the hours of operation of the Public
Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's
EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies
                                                ------------------
may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's
                          -------------------
Public Reference Section, Washington, D.C. 20549-0102.

      The portfolio manager of the Fund is principally responsible for the day-to-day management of the Fund's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the Fund's portfolio manager with research and support in managing the Fund's investments.

      o  The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund.  The Manager selects securities for the Fund's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Fund.  The investment advisory agreement lists examples of expenses paid by the Fund.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus.

  -----------------------------------------------------------------------------
   Fiscal Year ended 7/31     Management Fee Paid to OppenheimerFunds, Inc.
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
            1998                                $1,368,194
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
            1999                                $2,211,132
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
            2000                                $2,880,791
  -----------------------------------------------------------------------------
      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor.  If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of
Trustees.  Most purchases made by the Fund are principal transactions at net prices, so the Fund incurs little or no brokerage costs.  The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the
Manager determines that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Fund seeks to obtain prompt execution of orders at the most favorable net price.  If dealers are used for portfolio transactions, transactions may be directed to dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.
      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Fund and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers. That must be done in conformity with the price, execution and other considerations and practices discussed above.  Those other investment companies may also give similar consideration relating to the sale of the Fund's shares.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Fund's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund's transaction costs.  However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.
Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The
Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.  The Distributor is not obligated to sell a specific number of shares.  Expenses normally attributable to sales are borne by the Distributor, except those paid by the Fund under its
Distribution and Service Plans described below.

      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below. Class N shares were not publicly offered during the Fund's fiscal years depicted and therefore are not included in any of the charts located in this section of the Statement of
Additional Information.

-----------------------------------------------------------
Fiscal     Concessions on Class B    Concessions on Class
Year
Ended      Shares Advanced by        C Shares Advanced by
7/31:      Distributor1              Distributor1
-----------------------------------------------------------
-----------------------------------------------------------
   1998            $457,869                 $9,700
-----------------------------------------------------------
-----------------------------------------------------------
   1999            $808,752                 $35,422
-----------------------------------------------------------
-----------------------------------------------------------
   2000           $1,182,200                $64,478
-----------------------------------------------------------
1.    The  Distributor  advances  concession  payments to dealers for sales of
            Class B and  Class C shares  from its own  resources  at
            the time of sale.

----------------------------------------------------------------
Fiscal     Class A          Class B            Class C
           Contingent                          Contingent
           Deferred Sales   Contingent         Deferred Sales
           Charges          Deferred Sales     Charges
Year       Retained by      Charges Retained   Retained by
Ended 7/31 Distributor      by Distributor     Distributor
----------------------------------------------------------------
----------------------------------------------------------------
   2000        $217,971          $730,451          $21,157
----------------------------------------------------------------

Distribution and Service Plans.  The Fund has adopted a Service Plan for
Class A shares and Distribution and Service Plans for Class B, Class C and
Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class

      Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plans, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the
Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.  Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan.  That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      o  Class A Service Plan Fees.  Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of
Class A shares.  While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended July 31, 2000 payments under the Class A Plan totaled $612,817, all of which was paid by the Distributor to recipients.
That included $109,502 paid to an affiliate of the Distributor's parent company.  Any unreimbursed expenses the Distributor incurs with respect to
Class A shares in any fiscal year cannot be recovered in subsequent years.
The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      o  Class B, Class C and Class N Service and Distribution Plan Fees.
Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.  The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. Currently, the Board of Trustees has not authorized the payment of the service fee.

    The asset-based sales charge and service fees increase Class B and Class
C expenses by 1.00% and the asset-based sales charge increases Class N expenses by 0.25% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C and/or
Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o     pays a sales concession to authorized brokers and dealers at the time of sale and pays service fees as described above,

o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares, and
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

      The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------
     Distribution Fees Paid to the Distributor for the Year Ended 7/31/00*
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan    $1,696,419     $1,696,467           $0                None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan     $447,175       $447,261            $0                None
---------------------------------------------------------------------------------
* The  Fund  did not  offer  Class N  Shares  during  its  fiscal  year  ended
September 30, 2000.

      All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct Rules of the National  Association of  Securities  Dealers,  Inc. on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation of Performance Terminology.  The Fund uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return."  An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Fund's performance as of the Fund's most recent fiscal year end.
You can obtain current performance information by calling the Fund's Transfer
Agent at 1.800.525.7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  If the fund shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparisons with other investments:

o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The Fund's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      o  Yields.  The Fund's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1)               adding 1 to the base period return (obtained as
         described above),
      (2)               raising the sum to a power equal to 365 divided by 7,
         and
      (3)               subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      o  Total Return Information.  There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC.
The methodology is discussed below.

      In calculating total returns for Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period. . For
Class N on shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year and life-of-class periods, as applicable.

o     Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------
                                     [OBJECT OMITTED]
------------------------------------------------------------------------------

o     Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of Shares     Yield       Compounded    Average Annual Total Returns (at
                                Effective
                   (7 days        Yield
                    ended     (7 days ended
                   7/31/00)      7/31/00)                 7/31/00)*
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                               1-Year    5 Years     10 Years
                                                                    (or life of
                                                                    the class,
                                                                     if less)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Class A Shares     5.49%         5.64%        5.10%      4.61%       4.30%1
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Class B Shares     4.94%         5.06%        4.52%      4.01%       3.78%2
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Class C Shares     4.93%         5.05%        4.52%      4.01%       3.79%3
---------------------------------------------------------------------------------
1.    Inception of Class A shares: 1/3/89
2.    Inception of Class B shares:  8/17/93
3.    Inception of Class C shares:  12/1/93
* Class N shares  were not  offered  for sale  during the Fund's  fiscal  year ending 7/31/00.

o     Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Fund's performance.  The Fund may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM))
which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Fund's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves.  Those ratings or rankings of investor/shareholder services by third parties may compare the services of the Oppenheimer funds to those of other mutual fund families selected by the rating or ranking services. They may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.
      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

------------------------------------------------------------------------------
A B O U T  Y O U R  A C C O U N T
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How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.  Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives federal funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00
P.M., but may close earlier on certain days.  If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated.  The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Asset Builder Plans.  To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25)
for the initial purchase with your application. Shares purchased by Asset
Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder
Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employee-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of the Fund to use their account in the Fund to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your Application. Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions. The foregoing discussion does not apply to Asset
Builder Plans in Class B shares of the Fund.

      You may purchase Class B shares of the Fund directly by establishing an
Asset Builder Plan. The minimum initial investment for Class B Asset Builder
Plans is $5,000 and the maximum initial investment is $500,000. Any redemption of Class B shares of the Fund or any other Oppenheimer fund within
6 years of investment may be subject to a contingent deferred sales charge, as further described in the Prospectus.

      If you wish to purchase Class B shares of other Oppenheimer funds by dollar-cost averaging, you may do so by establishing an Asset Builder Plan in
Class B shares the Fund and simultaneously establishing an Automatic Exchange
Plan in the Fund to exchange the entire amount invested in Class B shares of the Fund and reinvest that amount in Class B shares of other Oppenheimer funds over a period that may not exceed 24 months. This privilege is not available with respect to Class C shares, and the investment minimum and maximum noted above apply. See "Automatic Exchange Plans" below for more information.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or your can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

      o  The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-Distributor and include the following:

Oppenheimer Bond Fund                     Oppenheimer  Main Street Growth & Income
                                          Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund           Oppenheimer Mid Cap Value Fund
Oppenheimer Champion Income Fund          Oppenheimer Multi-Cap Value Fund
Oppenheimer Convertible Securities Fund   Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund       Oppenheimer Municipal Bond Fund
Oppenheimer Disciplined Allocation Fund   OSM1 - Mercury Advisors S&P 500 Index
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Value Fund                    Fund
Oppenheimer Discovery Fund                Oppenheimer New York Municipal Fund
Oppenheimer Emerging Growth Fund          Oppenheimer New Jersey Municipal Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Enterprise Fund               OSM1 - QM Active Balanced Fund
Oppenheimer Europe Fund                   Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Florida Municipal Fund        Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
OSM1- Gartmore Millennium Growth Fund     Inc.
Oppenheimer Global Fund                   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Global Growth & Income Fund   Oppenheimer Quest Small Cap Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Quest Value Fund, Inc.
Oppenheimer Growth Fund                   Oppenheimer Real Asset Fund
Oppenheimer High Yield Fund               OSM1 - Salomon Brothers Capital Fund
Oppenheimer Intermediate Municipal Fund   Oppenheimer Senior Floating Rate Fund
Oppenheimer International Bond Fund       Oppenheimer Strategic Income Fund
Oppenheimer International Growth Fund     Oppenheimer Total Return Fund, Inc.
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Trinity Core Fund
OSM1 -Jennison Growth Fund                Oppenheimer Trinity Growth Fund
Oppenheimer Large Cap Growth Fund         Oppenheimer Trinity Value Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer U.S. Government Trust
                                          Limited-Term New York Municipal Fund
and the following money market funds:     Rochester Fund Municipals
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.

1. "OSM" is Oppenheimer Select Managers

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the Fund and the money market funds. Under certain circumstances described in this Statement of
Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C and Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

|X|   Alternative Sales Arrangements. As stated in the Prospectus, Class B and Class C shares of the Fund may only be acquired by exchange of Class B and Class C shares, respectively, of other Oppenheimer funds or directly through qualified retirement plans, or for Class B shares, pursuant to Asset
Builder Plans (above).

      Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A share of Oppenheimer funds other than the money market funds. Any salesperson or other person entitled to receive compensation for selling the Fund shares may receive different compensation with respect to one class of shares than the other.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.
      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder.  If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix _ to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

      |X|   Allocation of Expenses.  The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs.  Those expenses are paid out of the
Fund's assets and are  not paid directly by shareholders.  However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.  Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian bank expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class.  Examples of such expenses include distribution and service plan fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).
Determination of Net Asset Value Per Share.  The net asset value per share of the Fund is determined as of the close of business of The New York Stock
Exchange (the "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets by the total number of shares outstanding.  The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday).  The Exchange's most recent annual announcement (which is subject to change) states that it will close on New
Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.  It may also close on other days.

      The Fund's Board of Trustees has adopted the amortized cost method to value the Fund's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.
This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.

      The Fund's Board of Trustees has established procedures reasonably designed to stabilize the Fund's net asset value at $1.00 per share.  Those procedures include a review of the Fund's portfolio holdings by the Board of
Trustees, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from
$1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Fund but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the bank for clearance, the bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund.  Checks may not be presented for payment at the offices of the bank or the Fund's custodian bank.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

      In choosing to take advantage of the checkwriting privilege, by signing the account application or by completing a checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
      Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
   (4)                  specifically acknowledges that if they choose to
      permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the checkwriting card or the application, as applicable;
(5)   understands that the checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Reinvestment Privilege.  Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of Class A shares that were purchased by exchange of Class A shares of another Oppenheimer fund on which an initial sales charge was paid or Class A or Class B shares on which a contingent deferred sales charge was paid.

      The reinvestment may be made without sales charge only in Class A shares of any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order.  The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C or Class N shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain.  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested of another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash.  However, under unusual circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash.  In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200.  The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations.  If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question
(not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares.  When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemptions proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business.  No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.
Distributions From Retirement Plans.  Requests for distributions from
OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee,
OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this
Statement of Additional Information.  The request must
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed persons) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.  Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the
Transfer Agent with a certified tax identification number, the Internal
Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the
Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives the order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes.
Normally the Exchange closes at 4:00 P.M.  Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owner(s) on the redemption document must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment.  Automatic withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.
      Payments are normally made by check, but shareholders having
AccountLink privileges may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or signature-guaranteed instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.
The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Class B, Class C and Class N shareholders should not establish withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the
Class B or Class C contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor.  When adopted, any amendments will automatically apply to existing Plans.

      o  Automatic Exchange Plans.  Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan.  The minimum amount that may be exchanged to each other fund account is $25.
Instructions should be provided on the account application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      o  Automatic Withdrawal Plans.  Fund shares will be redeemed as necessary to meet withdrawal payments.  Shares acquired without a sales charge will be redeemed first.  Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under withdrawal plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent.  Neither the
Transfer Agent nor the Fund shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date.  Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent.  The
Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund)
to redeem all, or any part of, the shares held under the Plan.  In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the
Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent.  The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated.  Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder.  The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form.  Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop.  However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.  Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1.800.525.7048.
   o      All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money
      Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust,
      Centennial New York Tax Exempt Trust, Centennial California Tax Exempt
      Trust, and Centennial America Fund, L.P., which only offer Class A shares.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus.
      Class N shares can be exchanged only for Class N shares of other
      Oppenheimer funds.
   o      Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds. Class A shares of Senior Floating Rate Fund that are exchanged for shares of the other
      Oppenheimer funds may not be exchanged back for Class A shares of
      Senior Floating Rate Fund.
o     Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase shares of
      Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Capital Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or
      Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of
      Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of
      Oppenheimer Senior Floating Rate Fund acquired in the exchange. The
      Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of
      Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.
o     Class A, Class B, Class C and Class Y Shares of Oppenheimer Select
      Managers Mercury Advisors S&P Index Fund and Oppenheimer Select
      Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor.  Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased.  If requested, they must supply proof of entitlement to this privilege.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the
Distributor may be exchanged at net asset value for shares of any of the
Oppenheimer funds.
      The Fund may amend, suspend or terminate the exchange privilege at any time.  Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges.  No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge.  However, when
Class A shares of this Fund acquired by exchange of Class A shares of other
Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares. With respect to class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or
Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|               Limits on Multiple Exchange Orders.  The Fund
reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|               Telephone Exchange Requests.  When exchanging shares
by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|               Processing Exchange Requests.  Shares to be exchanged
are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.  The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).  When you exchange some or all of your shares from one fund to another, any special account features such as an Asset
Builder Plan or an Automatic Withdrawal Plan, will be switched to the new account unless you tell the Transfer Agent not to do so.  However, special redemption and exchange features cannot be switched to an account in
Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks.  A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Fund, the Distributor, and the
Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends and Taxes

The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions.  The federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends and Taxes."  Under the Internal Revenue Code, by December 31 each year, the Fund must distribute
98% of its taxable investment income earned from January 1 through December
31 of that year and 98% of its capital gains realized in the period from
November 1 of the prior year through October 31 of the current year.  It if does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements.
However, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the
Fund not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders. The Fund's dividends will not be eligible for the dividends-received deduction for corporations.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income taxes on amounts paid by it as dividends and distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.  The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.  The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies.  The Fund might not meet those tests in a particular year.  If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in the same class of any of the other Oppenheimer funds listed above.  Reinvestment for Class
B, Class C and Class N will be made at net asset value without sales charge.
Reinvestment for Class A shares will be subject to the initial sales charge of the fund selected.  To elect this option, the shareholder must notify the
Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  The investment will be made at net asset value in effect at the close of business on the payable date of the dividend or distribution.
Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager.  It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Fund.  It also handles shareholder servicing and administrative functions.  It is paid on a
"at-cost" basis.

The Custodian.  Citibank, N.A. is the custodian bank of the Fund's assets.
The custodian bank's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates.  The Fund's cash balances with the custodian bank in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  Deloitte & Touche llp are the independent auditors of the Fund.  They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
To the Board of Trustees and Shareholders of
Oppenheimer Cash Reserves:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Cash Reserves, including the statement of investments, as of July
31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period January 1, 1995, to
July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Cash Reserves as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the period
January 1, 1995, to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
August 21, 2000

STATEMENT OF INVESTMENTS  July 31, 2000

                                                          Principal          Value
                                                             Amount     See Note 1
==================================================================================

 Direct Bank Obligations--3.5%
----------------------------------------------------------------------------------
 Bank of America N.A.:
 6.66%, 10/13/00                                        $ 7,000,000    $ 7,000,000
----------------------------------------------------------------------------------
 Canadian Imperial Bank of Commerce:
 6.66%, 10/18/00                                         12,000,000     12,000,000
                                                                       -----------
 Total Direct Bank Obligations                                          19,000,000

==================================================================================
 Letters of Credit--14.4%
----------------------------------------------------------------------------------
 Abbey National plc, guaranteeing commercial
 paper of Abbey National North America:
 6.52%, 10/24/00                                          7,800,000      7,681,336
----------------------------------------------------------------------------------
 ABN Amro Bank NV, guaranteeing commercial
 paper of LaSalle Bank NA:
 6.78%, 8/30/00                                          15,000,000     15,000,000
----------------------------------------------------------------------------------
 Barclays Bank plc, guaranteeing commercial
 paper of Banco del Istmo SA:
 6.60%, 10/10/00                                         10,000,000      9,871,667
----------------------------------------------------------------------------------
 Credit Local de France, guaranteeing commercial
 paper of Dexia CLF Finance Co.:
 6.59%, 9/13/001                                         10,000,000      9,921,286
----------------------------------------------------------------------------------
 Credit Suisse First Boston, guaranteeing commercial
 paper of Credit Suisse First Boston, Inc.:
 6.60%, 9/15/001                                          5,000,000      4,958,750
----------------------------------------------------------------------------------
 First Union Corp., guaranteeing commercial
 paper of First Union National Bank:
 6.62%, 5/17/01(2)                                       10,000,000     10,000,000
----------------------------------------------------------------------------------
 Keycorp, guaranteeing commercial paper of Key Bank NA:
 6.62%, 5/11/01(2)                                       10,000,000      9,998,449
----------------------------------------------------------------------------------
 Societe Generale, guaranteeing commercial
 paper of Societe Generale North America:
 6.60%, 9/8/00                                           10,000,000      9,930,334
                                                                       -----------
 Total Letters of Credit                                                77,361,822

==================================================================================
 Short-Term Notes--81.3%
----------------------------------------------------------------------------------
 Aerospace/Defense--2.4%
 Honeywell International, Inc.:
 6.63%, 11/13/00                                         13,000,000     12,751,007
----------------------------------------------------------------------------------
 Asset-Backed--10.6% AriesOne Metafolio Corp.:
 6.58%, 8/8/00(1)                                         9,000,000      8,988,502
----------------------------------------------------------------------------------
 Asset Backed Capital Finance, Inc.:
 6.63%, 9/11/00(1)                                        5,000,000      4,962,246
----------------------------------------------------------------------------------
 Breeds Hill Capital Co. LLC, Series A:
 6.64%, 9/18/00(1)                                        8,000,000      7,929,173
----------------------------------------------------------------------------------
 Moriarty Ltd.:
 6.57%, 10/20/00(1)                                      10,000,000      9,854,000

6 | OPPENHEIMER CASH RESERVES

                                                          Principal          Value
                                                             Amount     See Note 1
----------------------------------------------------------------------------------
 Asset-Backed Continued
 Scaldis Capital LLC:
 6.62%, 9/14/00(1)                                      $ 8,000,000    $ 7,935,271
----------------------------------------------------------------------------------
 Sigma Finance, Inc.:
 6.60%, 8/30/00(1)                                        3,000,000      2,984,050
 6.65%, 10/2/00(1)                                        5,000,000      4,942,736
 6.68%, 9/1/00(1)                                         3,500,000      3,479,867
----------------------------------------------------------------------------------
 VVR Funding LLC:
 6.63%, 8/4/00(1)                                         6,000,000      5,996,710
                                                                       -----------
                                                                        57,072,555

----------------------------------------------------------------------------------
 Automotive--2.2%
 DaimlerChrysler NA Holdings:
 6.61%, 11/20/00                                         12,000,000     11,755,430
----------------------------------------------------------------------------------
 Banks--2.2%
 Wells Fargo Co.:
 6.52%, 10/23/00                                         12,000,000     11,819,613
----------------------------------------------------------------------------------
 Beverages--1.8%
 Coca-Cola Enterprises, Inc.:
 6.52%, 10/17/00(1)                                      10,000,000      9,860,544
----------------------------------------------------------------------------------
 Broker/Dealers--10.9%
 Banc of America Securities LLC:
 6.887%, 8/1/00(2)                                       15,000,000     15,000,000
----------------------------------------------------------------------------------
 Bear Stearns Cos., Inc.:
 6.679%, 2/14/01(2)                                       8,000,000      8,000,000
----------------------------------------------------------------------------------
 Goldman Sachs Group LP:
 6.90%, 12/4/00                                           4,000,000      4,000,000
----------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.:
 6.60%, 7/5/01(2)                                        13,000,000     12,995,171
----------------------------------------------------------------------------------
 Morgan Stanley, Dean Witter & Co.:
 6.59%, 9/11/00                                           3,000,000      2,977,484
 6.688%, 6/8/01(2)                                        3,700,000      3,700,000
----------------------------------------------------------------------------------
 Salomon Smith Barney Holdings, Inc.:
 6.50%, 8/3/00                                           12,000,000     11,995,667
                                                                       -----------
                                                                        58,668,322

----------------------------------------------------------------------------------
 Commercial Finance--7.0%
 CIT Group, Inc.:
 6.63%, 10/25/00                                         13,000,000     12,796,496
----------------------------------------------------------------------------------
 Countrywide Home Loans, Series H:
 6.70%, 5/21/01(2)                                       13,000,000     12,998,980
----------------------------------------------------------------------------------
 Homeside Lending, Inc.:
 6.52%, 8/11/00                                          12,000,000     11,978,267
                                                                       -----------
                                                                        37,773,743

7 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued

                                                          Principal          Value
                                                             Amount     See Note 1
----------------------------------------------------------------------------------
 Consumer Services--3.2%
 Block Financial Corp.:
 6.57%, 8/29/00(1)                                      $ 6,000,000    $ 5,969,340
 6.58%, 8/18/00(1)                                        7,000,000      6,978,249
----------------------------------------------------------------------------------
 Prudential Funding Corp.:
 6.66%, 8/30/00                                           4,500,000      4,475,858
                                                                       -----------
                                                                        17,423,447

----------------------------------------------------------------------------------
 Diversified Financial--12.7%
 Associates Corp. of North America:
 6.65%, 8/1/00                                           23,620,000     23,620,000
----------------------------------------------------------------------------------
 Ford Motor Credit Co.:
 6.52%, 8/9/00                                           10,000,000      9,985,511
----------------------------------------------------------------------------------
 GE Capital International Funding, Inc.:
 6.62%, 10/11/00(1)                                      10,000,000      9,869,439
----------------------------------------------------------------------------------
 General Electric Capital Corp.:
 6.68%, 8/30/00                                           3,000,000      2,983,857
----------------------------------------------------------------------------------
 National Rural Utilities Cooperative Finance Corp.:
 6.66%, 8/17/00                                          12,000,000     11,964,480
----------------------------------------------------------------------------------
 Textron Financial Corp.:
 6.55%, 10/4/00                                          10,000,000      9,883,556
                                                                       -----------
                                                                        68,306,843

----------------------------------------------------------------------------------
 Electric Utilities--2.2%
 Ameren Corp.:
 6.53%, 8/24/00                                          12,000,000     11,949,860
----------------------------------------------------------------------------------
 Insurance--12.0%
 Aegon Funding Corp.:
 6.59%, 9/8/00(1)                                         5,000,000      4,965,167
 6.62%, 12/7/00(1)                                        5,000,000      4,882,311
----------------------------------------------------------------------------------
 AIG Life Insurance Co.:
 6.645%, 5/31/01(2,3)                                     7,000,000      7,000,000
----------------------------------------------------------------------------------
 Cooperative Assn. of Tractor Dealers, Inc., Series A:
 6.63%, 9/15/00                                           3,000,000      2,975,138
 6.64%, 9/11/00                                           5,000,000      4,962,189
----------------------------------------------------------------------------------
 Metropolitan Life Insurance Co.:
 6.895%, 8/1/00(2)                                       13,000,000     13,000,000
----------------------------------------------------------------------------------
 Pacific Life Insurance Co.:
 6.661%, 8/1/00(2,3)                                      5,000,000      5,000,000
----------------------------------------------------------------------------------
 Prudential Life Insurance Co.:
 6.78%, 10/2/00(2)                                       10,000,000     10,000,000
----------------------------------------------------------------------------------
 Teachers Insurance & Annuity Assn. of America:
 6.62%, 8/1/00(1)                                        12,000,000     12,000,000
                                                                       -----------
                                                                        64,784,805

8 | OPPENHEIMER CASH RESERVES

                                                          Principal          Value
                                                             Amount     See Note 1
----------------------------------------------------------------------------------
 Leasing & Factoring--2.4%
 American Honda Finance Corp.:
 6.613%, 2/16/01(2,4)                                   $13,000,000   $ 12,997,915
----------------------------------------------------------------------------------
 Manufacturing--2.4%
 Eaton Corp.:
 6.50%, 8/3/00(1)                                         5,000,000      4,998,194
 6.70%, 11/8/00(1)                                        8,000,000      7,852,600
                                                                      ------------
                                                                        12,850,794

----------------------------------------------------------------------------------
 Special Purpose Financial--2.2%
 Forrestal Funding Master Trust, Series 1999-A:
 6.60%, 8/11/00(4)                                        5,000,000      4,990,833
----------------------------------------------------------------------------------
 KZH-KMS Corp.:
 6.54%, 8/16/00(1)                                        7,150,000      7,130,516
                                                                      ------------
                                                                        12,121,349

----------------------------------------------------------------------------------
 Telecommunications: Technology--5.2%
 Alcatel SA:
 6.57%, 8/7/00(1)                                         5,000,000      4,994,525
 6.60%, 9/7/00(1)                                         5,000,000      4,966,083
----------------------------------------------------------------------------------
 SBC Communications, Inc.:
 6.55%, 8/3/00(1)                                         5,000,000      4,998,181
----------------------------------------------------------------------------------
 Vodafone Air Touch plc-MTC:
 6.57%, 8/14/00(1)                                       13,000,000     12,969,158
                                                                      ------------
                                                                        27,927,947

----------------------------------------------------------------------------------
 Telephone Utilities--1.9%
 AT&T Corp.:
 6.752%, 7/13/01(1,2)                                    10,000,000     10,000,000
                                                                      ------------
 Total Short-Term Notes                                                438,064,174
----------------------------------------------------------------------------------
 Total Investments, at Value                                   99.2%   534,425,996
----------------------------------------------------------------------------------
 Other Assets Net of Liabilities                                0.8      4,499,528
                                                        --------------------------
 Net Assets                                                   100.0%  $538,925,524
                                                        ==========================

Footnotes to Statement of Investments

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis;
the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $184,386,898, or 34.21% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of
Trustees.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $12,000,000, or 2.23% of the Fund’s net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities. 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of
1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to
$17,988,748 or 3.34% of the Fund’s net assets as of July 31, 2000.

See accompanying Notes to Financial Statements.

9 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2000

==================================================================================

 Assets

 Investments, at value--see accompanying statement                    $534,425,996
----------------------------------------------------------------------------------
 Cash                                                                      350,761
----------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                     17,945,341
 Interest                                                                1,033,970
 Other                                                                     244,092
                                                                      ------------
 Total assets                                                          554,000,160

==================================================================================
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed                                 14,275,838
 Dividends                                                                 614,392
 Transfer and shareholder servicing agent fees                              50,432
 Distribution and service plan fees                                         50,218
 Other                                                                      83,756
                                                                      ------------
 Total liabilities                                                      15,074,636

--================================================================================
 Net Assets                                                           $538,925,524
                                                                      ============

==================================================================================
 Composition of Net Assets

 Paid-in capital                                                     $ 538,920,814
----------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                    4,710
                                                                     -------------
 Net Assets                                                           $538,925,524
                                                                     =============

==================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $317,198,388 and 317,254,344 shares of
 beneficial interest outstanding)                                            $1.00
----------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $172,345,401 and 172,340,768 shares of beneficial interest
 outstanding)                                                                $1.00
----------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $49,381,735 and 49,380,372 shares of beneficial interest
 outstanding)                                                                $1.00

See accompanying Notes to Financial Statements.

10 | OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2000

==================================================================================

 Investment Income

 Interest                                                              $36,116,352

==================================================================================
 Expenses
 Management fees                                                         2,880,791
----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   612,817
 Class B                                                                 1,696,419
 Class C                                                                   447,175
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                           1,639,463
----------------------------------------------------------------------------------
 Shareholder reports                                                       180,646
----------------------------------------------------------------------------------
 Registration and filing fees                                               90,981
----------------------------------------------------------------------------------
 Custodian fees and expenses                                                22,861
----------------------------------------------------------------------------------
 Trustees' compensation                                                      1,475
----------------------------------------------------------------------------------
 Other                                                                     342,182
                                                                       -----------
 Total expenses                                                          7,914,810
 Less expenses paid indirectly                                              (6,141)
                                                                       -----------
 Net expenses                                                            7,908,669

==================================================================================
 Net Investment Income                                                  28,207,683

==================================================================================
 Net Realized Gain on Investments                                            4,319

==================================================================================
 Net Increase in Net Assets Resulting from Operations                  $28,212,002
See accompanying Notes to Financial Statements. 11 | OPPENHEIMER CASH RESERVES STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended July 31,                                           2000           1999
==================================================================================

 Operations

 Net investment income                                 $ 28,207,683   $ 17,971,444
----------------------------------------------------------------------------------
 Net realized gain                                            4,319          5,386
                                                       ---------------------------
 Net increase in net assets resulting from operations    28,212,002     17,976,830

==================================================================================
 Dividends and/or Distributions to Shareholders

 Class A                                                (15,670,808)   (10,360,549)
 Class B                                                 (9,902,934)    (6,243,315)
 Class C                                                 (2,633,941)    (1,367,580)

==================================================================================
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                 52,564,154     54,152,037
 Class B                                                (31,737,646)   124,074,884
 Class C                                                   (226,153)    31,505,887

==================================================================================
 Net Assets

 Total increase                                          20,604,674    209,738,194
----------------------------------------------------------------------------------
 Beginning of period                                    518,320,850    308,582,656
                                                       ---------------------------
 End of period                                         $538,925,524   $518,320,850
                                                       ===========================
See accompanying Notes to Financial Statements. 12 | OPPENHEIMER CASH RESERVES FINANCIAL HIGHLIGHTS

                                                                                                  Year         Year
                                                                                                 Ended        Ended
                                                                                              July 31,     Dec. 31,
 Class A                                         2000       1999       1998          1997      1996(1)         1995
===================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period           $1.00      $1.00      $1.00         $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain          .05        .04        .04           .04          .03          .05
 Dividends and/or distributions
 to shareholders                                 (.05)      (.04)      (.04)         (.04)        (.03)        (.05)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00      $1.00      $1.00         $1.00        $1.00        $1.00
                                             ======================================================================

===================================================================================================================
 Total Return(2)                                 5.10%      4.30%      4.61%         4.41%        2.68%        4.84%

===================================================================================================================
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)    $317,198   $264,632   $210,477      $172,970     $170,031     $148,529
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $312,440   $245,622   $186,795      $179,948     $149,889     $105,349
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           5.00%      4.22%      4.48%         4.33%        4.47%        4.71%
 Expenses                                        1.06%      1.10%      1.28%(4)      1.29%(4)     1.06%(4)     1.36%(4)

1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. 3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly. See accompanying Notes to Financial Statements. 13 | OPPENHEIMER CASH RESERVES FINANCIAL HIGHLIGHTS Continued

                                                                                                  Year         Year
                                                                                                 Ended        Ended
                                                                                              July 31,     Dec. 31,
 Class B                                         2000       1999       1998          1997      1996(1)         1995
===================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period           $1.00      $1.00      $1.00         $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain          .04        .04        .04           .04          .02          .04
 Dividends and/or distributions
 to shareholders                                 (.04)      (.04)      (.04)         (.04)        (.02)        (.04)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00      $1.00      $1.00         $1.00        $1.00        $1.00
                                             ======================================================================

===================================================================================================================
 Total Return(2)                                 4.52%      3.72%      3.98%         3.82%        2.35%        4.26%

===================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $172,345   $204,081    $80,005       $54,009      $85,573      $37,378
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $225,824   $170,068    $73,003       $67,333      $49,226      $35,360
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           4.40%      3.67%      3.93%         3.78%        3.91%        4.15%
 Expenses                                        1.61%      1.65%      1.83%(4)      1.84%(4)     1.61%(4)     1.92%(4)

1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. 3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly. See accompanying Notes to Financial Statements. 14 | OPPENHEIMER CASH RESERVES

                                                                                                  Year         Year
                                                                                                 Ended        Ended
                                                                                              July 31,     Dec. 31,
 Class C                                         2000       1999       1998          1997      1996(1)         1995
===================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period           $1.00      $1.00      $1.00         $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain          .04        .04        .04           .04          .02          .04
 Dividends and/or distributions
 to shareholders                                 (.04)      (.04)      (.04)         (.04)        (.02)        (.04)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $1.00      $1.00      $1.00         $1.00        $1.00        $1.00
                                             ======================================================================

===================================================================================================================
Total Return(2)                                  4.52%      3.73%      3.99%         3.84%        2.35%        4.21%

===================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)     $49,382    $49,607    $18,101       $ 9,125      $11,717       $5,024
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $59,556    $37,244    $15,297       $10,930      $ 6,333       $6,040
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           4.44%      3.67%      3.94%         3.78%        3.91%        4.12%
 Expenses                                        1.61%      1.65%      1.83%(4)      1.85%(4)     1.61%(4)     1.97%(4)

1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. 3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly. See accompanying Notes to Financial Statements. 15 | OPPENHEIMER CASH RESERVES NOTES TO FINANCIAL STATEMENTS ================================================================================ 1. Significant Accounting Policies

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

        The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price. Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------- Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value. --------------------------------------------------------------------------------

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

-------------------------------------------------------------------------------- Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund. 16 | OPPENHEIMER CASH RESERVES -------------------------------------------------------------------------------- Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================

2. Shares of Beneficial Interest The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                  Year Ended July 31, 2000       Year Ended July 31, 1999
                                   Shares           Amount          Shares         Amount
-----------------------------------------------------------------------------------------

 Class A
 Sold                       1,263,236,304   $ 1,263,236,304    815,693,381  $ 815,693,381
 Dividends and/or
 distributions reinvested      14,256,928        14,256,928      9,563,996      9,563,996
 Redeemed                  (1,224,929,078)   (1,224,929,078)  (771,105,340)  (771,105,340)
                           --------------------------------------------------------------
 Net increase                  52,564,154   $    52,564,154     54,152,037  $  54,152,037
                           ==============================================================
-----------------------------------------------------------------------------------------
 Class B
 Sold                         677,633,692   $   677,633,692    621,748,556  $ 621,748,556
 Dividends and/or
 distributions reinvested       8,397,959         8,397,959      5,154,276      5,154,276
 Redeemed                    (717,769,297)     (717,769,297)  (502,827,948)  (502,827,948)
                           --------------------------------------------------------------
 Net increase (decrease)      (31,737,646)  $   (31,737,646)   124,074,884  $ 124,074,884
                           ==============================================================
-----------------------------------------------------------------------------------------
 Class C
 Sold                         665,255,346   $   665,255,346    342,809,992  $ 342,809,992
 Dividends and/or
 distributions reinvested       2,260,243         2,260,243      1,147,452      1,147,452
 Redeemed                    (667,741,742)     (667,741,742)  (312,451,557)  (312,451,557)
                           --------------------------------------------------------------
 Net increase (decrease)         (226,153)  $      (226,153)    31,505,887  $  31,505,887
                           ==============================================================
================================================================================ 3. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion. The Fund’s management fee for the year ended July 31, 2000 was an annualized rate of 0.48%, before any waiver by the Manager if applicable.

17 | OPPENHEIMER CASH RESERVES NOTES TO FINANCIAL STATEMENTS Continued ================================================================================ 3. Fees and Other Transactions with Affiliates Continued

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an “at-cost” basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.

--------------------------------------------------------------------------------

        Distribution and Service Plan Fees. Under its General Distributor’s Agreement with the Manager, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                Commissions                        Commissions                       Commissions
                          on Class A Shares                  on Class B Shares                 on Class C Shares
 Year Ended         Advanced by Distributor(1)         Advanced by Distributor(1)        Advanced by Distributor(1)
-------------------------------------------------------------------------------------------------------------------

 July 31, 2000                           --                         $1,182,200                           $64,478

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                    Class A                            Class B                           Class C
                        Contingent Deferred                Contingent Deferred               Contingent Deferred
                              Sales Charges                      Sales Charges                     Sales Charges
 Year Ended         Retained by Distributor            Retained by Distributor           Retained by Distributor
----------------------------------------------------------------------------------------------------------------

 July 31, 2000                     $217,971                           $730,451                           $21,157

        The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------

        Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of Class A shares of the Fund. For the year ended July 31, 2000, payments under the Class A plan totaled $612,817, prior to Manager waivers if applicable, all of which were paid by the Distributor to recipients, and included $109,502 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

18 | OPPENHEIMER CASH RESERVES --------------------------------------------------------------------------------

Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

        The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

        The Distributor’s actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended July 31, 2000, were as follows:

                                                                     Distributor's
                                                                         Aggregate
                                                                      Unreimbursed
                                 Total Payments    Amount Retained        Expenses
                                     Under Plan     by Distributor      Under Plan
----------------------------------------------------------------------------------

 Class B Plan                        $1,696,419         $1,696,467             $--
 Class C Plan                           447,175            447,261              --
19 | OPPENHEIMER CASH RESERVES A-4 Appendix A Description of Securities Ratings Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers. SHORT TERM DEBT RATINGS. Moody's Investors Service, Inc. ("Moody's") The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers: Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows: MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing. MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group. Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard and Poor's") The following ratings by Standard and Poor's for commercial paper (defined by Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment: A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong. A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. Standard and Poor's ratings for Municipal Notes due in 3 years or less: ------------------------------------------------------------------------ SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation. SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+"). Fitch, Inc. ("Fitch") Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes: F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature. F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings. LONG TERM DEBT RATINGS. These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations. Moody's Bonds (including municipal bonds) are rated as follows: Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues. Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities. Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Standard and Poor's Bonds (including municipal bonds maturing beyond 3 years) are rated as follows: AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong. Fitch AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+". B-1 Appendix B ------------------------------------------------------------------------------ Industry Classifications ------------------------------------------------------------------------------ Aerospace/Defense Food and Drug Retailers Air Transportation Gas Utilities Asset-Backed Health Care/Drugs Auto Parts and Equipment Health Care/Supplies & Services Automotive Homebuilders/Real Estate Bank Holding Companies Hotel/Gaming Banks Industrial Services Beverages Information Technology Broadcasting Insurance Broker-Dealers Leasing & Factoring Building Materials Leisure Cable Television Manufacturing Chemicals Metals/Mining Commercial Finance Nondurable Household Goods Communication Equipment Office Equipment Computer Hardware Oil - Domestic Computer Software Oil - International Conglomerates Paper Consumer Finance Photography Consumer Services Publishing Containers Railroads & Truckers Convenience Stores Restaurants Department Stores Savings & Loans Diversified Financial Shipping Diversified Media Special Purpose Financial Drug Wholesalers Specialty Printing Durable Household Goods Specialty Retailing Education Steel Electric Utilities Telecommunications - Long Distance Electrical Equipment Telephone - Utility Electronics Textile, Apparel & Home Furnishings Energy Services Tobacco Entertainment/Film Trucks and Parts Environmental Wireless Services Food C-11 Appendix C OppenheimerFunds Special Sales Charge Arrangements and Waivers In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds. For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, (2) non-qualified deferred compensation plans, (3) employee benefit plans3 (4) Group Retirement Plans4 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager"). Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request. I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies). There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to: - Purchases of Class A shares aggregating $1 million or more. - Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. - Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made: (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or (2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases. - Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements: (1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments"). (2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments. (3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager). - Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before March 1, 2001. II. Waivers of Class A Sales Charges of Oppenheimer Funds A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases): - The Manager or its affiliates. - Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included. - Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose. - Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees. - Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children). - Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares. - Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients. - "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases. - Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares. - Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons. - Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts. - A unit investment trust that has entered into an appropriate agreement with the Distributor. - Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services. - Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases. - A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995. - A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996. B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases): - Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party. - Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor. - Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver. - Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series. - Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor. C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases: - To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually. - Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus). - For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established. (2) To return excess contributions. (3) To return contributions made due to a mistake of fact. (4) Hardship withdrawals, as defined in the plan.6 (5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code. (6) To meet the minimum distribution requirements of the Internal Revenue Code. (7) To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code. (8) For loans to participants or beneficiaries. (9) Separation from service.7 (10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor. (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA. - For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver. III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below. A. Waivers for Redemptions in Certain Cases. The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases: - Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus. - Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration. - Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver. - Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch. - Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose. - Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds. - Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes: (1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund. (2) To return excess contributions made to a participant's account. (3) To return contributions made due to a mistake of fact. (4) To make hardship withdrawals, as defined in the plan.9 (5) To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code. (6) To meet the minimum distribution requirements of the Internal Revenue Code. (7) To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code. (8) For loans to participants or beneficiaries.10 (9) On account of the participant's separation from service.11 (10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor. (11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA. (12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually. (13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually. (14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver. - Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually. B. Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases: - Shares sold to the Manager or its affiliates. - Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose. - Shares issued in plans of reorganization to which the Fund is a party. - Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees. IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include: Oppenheimer Quest Value Fund, Inc. Oppenheimer Small Cap Value Fund Oppenheimer Quest Balanced Value FundOppenheimer Quest Global Value Fund, Inc. Oppenheimer Quest Opportunity Value Fund These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995: Quest for Value U.S. Government Income Fund Quest for Value New York Tax-Exempt Fund Quest for Value Investment Quality Income Fund Quest for Value National Tax-Exempt Fund Quest for Value Global Income Fund Quest for Value California Tax-Exempt Fund All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either: - acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or - purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995. A. Reductions or Waivers of Class A Sales Charges. - - Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders. Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. -------------------------------------------------------------------------------- Initial Sales Initial Sales Number of Eligible Charge as a % of Charge as a % of Concession as % Employees or Members Offering Price Net Amount Invested of Offering Price -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 9 or Fewer 2.50% 2.56% 2.00% -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- At least 10 but not 2.00% 2.04% 1.60% more than 49 -------------------------------------------------------------------------------- For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus. Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor. - - Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges: - Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds. - Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds. - - Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund: Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law. B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers. - - Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with: - withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and - liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts. - - Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: - redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); - withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and - liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption. V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc. The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section): Oppenheimer U. S. Government Trust, Oppenheimer Bond Fund, Oppenheimer Value Fund and Oppenheimer Disciplined Allocation Fund are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds: Connecticut Mutual Liquid Account Connecticut Mutual Total Return Account Connecticut Mutual Government Securities Account CMIA LifeSpan Capital Appreciation Account Connecticut Mutual Income Account CMIA LifeSpan Balanced Account Connecticut Mutual Growth Account CMIA Diversified Income Account A. Prior Class A CDSC and Class A Sales Charge Waivers. - Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first). Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and (2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge. Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC. - Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares: (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged; (2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more; (3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families; (4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies; (5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and (6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS. Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above. Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund. B. Class A and Class B Contingent Deferred Sales Charge Waivers. In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996: (1) by the estate of a deceased shareholder; (2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code; (3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans; (4) as tax-free returns of excess contributions to such retirement or employee benefit plans; (5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company; (6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction; (7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund; (8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or (9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund. VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc. Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%. VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge: - the Manager and its affiliates, - present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees, - registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose, - dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees, - employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications, - dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and - dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services. - ------------------------------------------------------------------------------ Oppenheimer Cash Reserves ------------------------------------------------------------------------------ Internet Web Site: www.oppenheimerfunds.com ------------------------ Investment Adviser OppenheimerFunds, Inc. Two World Trade Center New York, New York 10048-0203 Distributor OppenheimerFunds Distributor, Inc. Two World Trade Center New York, New York 10048-0203 Transfer Agent OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217 1.800.525.7048 Custodian Bank Citibank, N.A. 399 Park Avenue New York, New York 10043 Independent Auditors Deloitte & Touche LLP 555 Seventeenth Street, Suite 3600 Denver, Colorado 80202-3942 Legal Counsel Myer, Swanson, Adams & Wolf, P.C. 1600 Broadway Denver, Colorado 80202 1234 PX0760.005 (Rev 8/31/01) -------- 1 Messrs. Bowen, Cameron and Marshall. are not Directors of Panorama Series Fund, Inc. Messrs. Armstrong, Bowen, Cameron, Fossel and Marshall are not Managing General Partners of Centennial America Fund, L.P. Messrs. Cameron and Marshall are not Trustees of Oppenheimer Municipal Fund. 2. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan. 1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund. 2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares. 3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan. 4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor. 5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year. 6 This provision does not apply to IRAs. 7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs. 8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan. 9 This provision does not apply to IRAs. 10 This provision does not apply to loans from 403(b)(7) custodial plans. 11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.